UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $47,664 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255                      DOLPHIN HOLDINGS CORP
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        958    81650          DEFINED 2               81650
ANGELICA CORP                  COM              34663104      1125    58911          DEFINED 2               58911
BEA SYS INC                    COM              73325102       473    30000          DEFINED 2               30000
BEA SYS INC                    CALL             73325902       710    45000     C    DEFINED 2               45000
BRISTOL MYERS SQUIBB CO        COM              110122108      631    23800          DEFINED 2               23800
CABLEVISION SYS CORP           CL A             12686C109     2530   103250          DEFINED 2              103250
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3444    99780          DEFINED 2               99780
CORNELL COMPANIES INC          COM              219141108     3085   132295          DEFINED 2              132295
ENERGY EAST CORP               COM              29266M109     2041    75000          DEFINED 2               75000
ENERGY PARTNERS LTD            COM              29270U105      679    57458          DEFINED 2               57458
GEMSTAR-TV GUIDE INTL INC      COM              36866W106      714   150000          DEFINED 2              150000
GENESCO INC                    COM              371532102     1935    51182          DEFINED 2               51182
HARRAHS ENTMT INC              CALL             413619907     6665    75100     C    DEFINED 2               75100
HUNTSMAN CORP                  COM              447011107     1648    64124          DEFINED 2               64124
I-MANY INC                     COM              44973Q103      388   125000          DEFINED 2              125000
INFOUSA INC                    COM              456818301     7278   815016          DEFINED 2              815016
JOHNSON OUTDOORS INC           CL A             479167108     3470   154200          DEFINED 2              154200
LEAR CORP                      COM              521865105     1796    64914          DEFINED 2               64914
MYERS INDS INC                 COM              628464109      868    60000          DEFINED 2               60000
NAVTEQ CORP                    COM              63936L100     1134    15000          DEFINED 2               15000
NAVTEQ CORP                    CALL             63936L900     1134    15000     C    DEFINED 2               15000
SLM CORP                       COM              78442P106      975    48400          DEFINED 2               48400
SLM CORP                       CALL             78442P906      234    11600     C    DEFINED 2               11600
SUN-TIMES MEDIA GROUP INC      COM              86688Q100      836   380000          DEFINED 2              380000
TRONOX INC                     CL A             897051108      301    33791          DEFINED 2               33791
TRONOX INC                     COM CL B         897051207      469    54209          DEFINED 2               54209
UNITED RENTALS INC             COM              911363109     1102    60000          DEFINED 2               60000
WCI CMNTYS INC                 CALL             92923C904       20     5400     C    DEFINED 2                5400
WCI CMNTYS INC                 COM              92923C104     1021   270100          DEFINED 2              270100